Leases - Schedule of Balance Sheet Information Related to Operating Leases (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Schedule of Balance Sheet Information Related to Operating Leases [Abstract]
Right-of-used assets	$ 80,156	$ 49,356
Lease liabilities – current	72,246	8,422
Lease liabilities – non-current	9,187	43,972
Total lease liabilities	$ 81,433	$ 52,394
Weighted average remaining lease term (years)	1 year 2 months 19 days		5 years 2 months 26 days
Weighted average discount rate	5.00%		5.00%